SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-based compensation
Compensation cost recognized related to phantom stock options granted	$ 16.0	$ 7.8	$ (0.3)
Russia
Retirement benefit and social security costs
Social contribution expensed	200.0	127.6	96.3
Ukraine
Retirement benefit and social security costs
Payments to the pension fund	$ 62.1	$ 70.5	$ 64.9